INCOME TAXES (Narrative) (Details) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward	$ 28,440,000	$ 27,717,443
Expiration date			Dec. 31, 2022	Dec. 31, 2032